ENTITY-WIDE DISCLOSURE (Schedule of Total Revenues by Geographical Location) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($) [1]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues - sale of products	$ 31,339	$ 31,363	$ 34,364
Total revenues - sale of services	$ 54,268	49,363	45,187
Number of customers accounting for more than 10% of total net revenue
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues - sale of products	$ 4,102	4,807	6,248
Total revenues - sale of services	814	834	612
Unites States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues - sale of products	20,013	18,886	18,016
Total revenues - sale of services	32,738	31,267	27,639
France [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues - sale of products	3,720	3,642	5,482
Netherland [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues - sale of services	1,271	1,734	1,553
Rest of Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues - sale of products	1,776	2,257	2,292
Total revenues - sale of services	11,569	8,786	7,658
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues - sale of products	1,728	1,771	2,326
Total revenues - sale of services	$ 7,876	$ 6,742	$ 7,725

[1]	Excluding discontinued operations for the year ended on December 31, 2013.